Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Current assets:
Cash and cash equivalents	$ 393,478	$ 481,123
Short-term investments	36,100
Accounts receivable	9,573	6,837
Prepaid expenses	20,902	17,398
Gross investment in lease (note 5)	15,977	14,640
Total current assets	476,030	519,998
Vessels (note 6)	4,863,273	4,697,249
Deferred charges (note 7)	43,816	45,917
Gross investment in lease (note 5)	79,821	95,798
Goodwill (note 3)	75,321
Other assets (note 8)	71,561	88,754
Fair value of financial instruments (note 18(b))	41,031
Total assets	5,650,853	5,447,716
Current liabilities:
Accounts payable and accrued liabilities (note 15(a))	49,997	47,400
Current portion of deferred revenue (note 9)	25,111	23,257
Current portion of long-term debt (note 10)	66,656	81,482
Current portion of other long-term liabilities (note 11)	38,542	37,649
Total current liabilities	180,306	189,788
Deferred revenue (note 9)	7,903	12,503
Long-term debt (note 10)	3,024,288	2,914,247
Other long-term liabilities (note 11)	613,049	583,263
Fair value of financial instruments (note 18(b))	606,740	564,490
Share capital (note 12):
Common and Preferred Shares	804	838
Treasury shares	(312)
Additional paid in capital	1,859,068	1,860,979
Deficit	(594,153)	(622,406)
Accumulated other comprehensive loss	(46,840)	(55,986)
Total Shareholders' equity	1,218,567	1,183,425
Total liabilities and shareholders' equity	5,650,853	5,447,716
Commitments and contingent obligations (note 16)
Subsequent events (note 19)